Loss Per Share	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss Per Share [Abstract]
Loss per share

6. Loss per share

	Consolidated
	2023	2022
	$	$
Basic loss per share - cents per share	(1.30)	(1.25)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(19,979,558)	(14,903,909)
- Weighted average number of ordinary shares (number)	1,536,826,010	1,191,154,011

The company notes that the diluted loss per share is the same as basic loss per share.

6. Loss per share

	Consolidated
	2022	2021
	$	$
Basic loss per share - cents per share	(1.25)	(1.16)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(14,903,909)	(11,372,799)
- Weighted average number of ordinary shares (number)	1,191,154,011	976,931,338

The company notes that the diluted loss per share is the same as basic loss per share.